Fair Value Measurements: (Details 1) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Fair Value Measurements Details [Abstract]
Marketable securities fair value level one	$ 271,201	$ 271,201
Marketable securities fair value level three		47,006
Marketable securities fair value total	271,201	318,442
Convertible notes fair value level two	44,788,699	21,773,229
Convertible notes fair value total	$ 44,788,699	$ 21,773,229